THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST")

                    FROST SMALL CAP EQUITY FUND (THE "FUND")


    SUPPLEMENT DATED FEBRUARY 27, 2014 TO THE CLASS A SHARES PROSPECTUS AND INSTITUTIONAL CLASS SHARES PROSPECTUS, EACH DATED NOVEMBER 28, 2013, AS
       SUPPLEMENTED JANUARY 31, 2014 AND FEBRUARY 14, 2014 (TOGETHER, THE "PROSPECTUSES") AND STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 2013,
                 AS SUPPLEMENTED FEBRUARY 14, 2014 (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

On March 3, 2014, the termination of Cambiar Investors LLC ("Cambiar") as sub-adviser to the Fund and the reduction of the Management Fees of the Fund, which were approved at the February 11, 2014 meeting of the Board of Trustees of the Trust, will become effective. Accordingly, effective March 3, 2014, the Fund's Prospectuses and SAI are amended and supplemented as follows:

I.     Sub-Adviser Termination

1. All references to Cambiar and its personnel, and the Fund's current sub-advisory arrangements in the Prospectuses and SAI are hereby deleted.

2 The Fund's "Principal Investment Strategy" summary section in the Prospectuses is hereby deleted and replaced with the following:

Under normal conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The equity securities in which the Fund invests are primarily common stocks. The Fund considers small-capitalization companies to be companies with market capitalizations, at the time of initial investment, between $100 million and $3.5 billion. The Fund expects to maintain an average market capitalization of less than $2.5 billion.

In selecting investments for the Fund, Frost Investment Advisors, LLC (the "Adviser") intends to use a bottom-up, research-focused investment philosophy that seeks to identify quality companies that are currently undervalued. In particular, the Adviser seeks to invest in companies with strong market positions, sustainable competitive advantages, and superior management. The Adviser targets companies that it expects will experience significant value appreciation within its target investment horizon of 18 to 24 months. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company's fundamentals that negatively impacts the original investment thesis. A security may also be sold in favor of a more attractive investment opportunity.

The Fund may engage in active trading of portfolio securities to achieve its investment objective.

3. The Fund's "Principal Risks" summary section in the Prospectuses is hereby deleted and replaced with the following:

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

Equity Risk - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small-Capitalization Company Risk - The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

Portfolio Turnover Risk - The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Management Risk - The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

4. The five sentences preceding the bar chart in the Fund's "Performance Information" summary section in the Prospectuses are hereby deleted and replaced with the following:

Prior to February 1, 2010, the Fund employed a different investment strategy and prior to March 3, 2014, the Fund was managed by various sub-advisers for different periods of time. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect and had the Adviser been primarily managing the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

5. The Fund's "Portfolio Managers" summary section in the Prospectuses is hereby deleted and replaced with the following:

Craig Leighton, CFA, Senior Fund Manager and Senior Research Analyst, has served on the portfolio team for the Fund since 2014.

Tom L. Stringfellow, CFA, CPA, CFP, President, CIO and Fund Co-Manager at Frost, has served on the portfolio team for the Fund since 2014.

Brad Thompson, CFA, Managing Director, Director of Research and Fund Co-Manager at Frost, has served on the portfolio team for the Fund since 2014.

6. The paragraphs regarding Messrs. Leighton, Stringfellow and Thompson in the "Portfolio Managers" section in the Prospectuses are hereby deleted and replaced with the following:

Craig Leighton, CFA, Senior Research Analyst at Frost, serves as Senior Fund Manager and Senior Research Analyst of the Frost Value Equity Fund and the Frost Small Cap Equity Fund. Mr. Leighton is jointly and primarily responsible for the day-to-day management of the Frost Value Equity Fund and the Frost Small Cap Equity Fund. Mr. Leighton joined Frost Investment Advisors in 2012. Prior to joining Frost, he worked for Crossfield Capital Ventures, LLC and Lord, Abbett & Co. He earned a bachelor's degree in Aeronautical Engineering from Rensselaer Polytechnic Institute and a master's degree in Aeronautical Engineering from Princeton University. Mr. Leighton is a holder of the right to use the Chartered Financial Analyst (CFA?) designation and is a member of the CFA Institute.

Tom L. Stringfellow, CFA, CFP, CPA, President and CIO at Frost, serves as Fund Co-Manager of the Frost Growth Equity Fund, the Frost Value Equity Fund, the Frost Small Cap Equity Fund, the Frost Natural Resources Fund, the Frost Diversified Strategies Fund, and the Frost Strategic Balanced Fund. Mr. Stringfellow is jointly and primarily responsible for the day-to-day management of the Frost Growth Equity Fund, the Frost Value Equity Fund, the Frost Small Cap Equity Fund, the Frost Natural Resources Fund, the Frost Diversified Strategies Fund, and the Frost Strategic Balanced Fund. Mr. Stringfellow joined Frost Bank, the parent company of the Adviser, in 1980. He received a bachelor's of arts degree in business administration from Southwest Texas State University, a masters of arts degree in economics from St. Mary's University and a masters of business administration degree from Texas A&M University - Corpus Christi. Mr. Stringfellow is a holder of the right to use the Chartered Financial Analyst (CFA?) designation and is a member of the CFA institute.

Brad Thompson, CFA, Managing Director and Director of Research at Frost, serves as Senior Fund Manager of the Frost Strategic Balanced Fund and Fund Co-Manager of the Frost Growth Equity Fund, the Frost Value Equity Fund and the Frost Small Cap Equity Fund. Mr. Thompson is jointly and primarily responsible for the day-to-day management of the Frost Strategic Balanced Fund, the Frost Growth Equity Fund, the Frost Value Equity Fund and the Frost Small Cap Equity Fund. Mr. Thompson joined Frost Bank, the parent company of the Adviser, in 2002. Prior to joining Frost Bank, Mr. Thompson was a senior analyst with Assante Asset Management in Canada and Assante Global Advisors in Los Angeles. He received the degrees of master of commerce with honours (finance), from the University of Melbourne; bachelor of commerce with honours (finance), and bachelor of commerce and economics from the University of Tasmania at Hobart, Australia. Mr. Thompson is a holder of the right to use the Chartered Financial Analyst (CFA?) designation and is a member of the CFA Institute.

7. In the "Fund Shares Owned by Portfolio Managers" sub-section of the "Portfolio Managers" section in the SAI:

     a) The following sentence is hereby added to the end of the first paragraph:

          The information below is provided as of July 31, 2013, unless otherwise noted.

     b)   The footnote to the table is hereby deleted.

     c)   The row in the table regarding Mr. Stringfellow is hereby deleted and
          replaced      with the following:

--------------------------------------------------------------------------------
Tom L. Stringfellow          $1 - $10,000 (Frost Moderate Allocation Fund)
                         $100,001 - $500,000 (Frost Growth Equity Fund)
                         $1 - $10,000 (Frost Value Equity Fund)
                         $1 - $10,000 (Frost Small Cap Equity Fund)1
                         $10,001 - $50,000 (Frost Natural Resources Fund)
--------------------------------------------------------------------------------

1    As of January 31, 2014.

II.Reduction of Management Fees

1. In the Fund's "Fund Fees and Expenses" summary section in the Class A Shares Prospectus:

     a)   The "Annual Fund Operating Expenses" table is hereby deleted and
          replaced with      the following:

--------------------------------------------------------------------------------
                                                            Class A Shares
--------------------------------------------------------------------------------
Management Fees(1)                                                0.70%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                         0.25%
--------------------------------------------------------------------------------
Other Expenses                                                    0.19%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                              1.14%
--------------------------------------------------------------------------------

1    Management Fees have been restated to reflect current fees.

     b) The "Example" table is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
               1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
               $437         $675         $932         $1,666
--------------------------------------------------------------------------------

     2.In the Fund's "Fund Fees and Expenses" summary section in the Institutional Class Shares Prospectus:

          a) The "Annual Fund Operating Expenses" table is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
                                                  Institutional Class Shares
--------------------------------------------------------------------------------
Management Fees(1)                                           0.70%
--------------------------------------------------------------------------------
Other Expenses                                               0.19%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         0.89%
--------------------------------------------------------------------------------

1    Management Fees have been restated to reflect current fees.

          b) The "Example" table is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
          1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
           $91         $284         $493         $1,096
--------------------------------------------------------------------------------

     3. In the "Investment Adviser" section of the Prospectuses and "The Adviser and Sub-Advisers" section of the SAI, the row in the "Advisory Fee Rate" table regarding the Fund is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
Frost Small Cap Equity Fund                              0.70%(2)
--------------------------------------------------------------------------------

2 Prior to March 3, 2014, the Advisory Fee for the Frost Small Cap Equity Fund was 1.00% for assets up to $100 million and 0.85% for assets over $100 million.

              Please retain this supplement for future reference.

                                                                 FIA-SK-024-0100